Property and Equipment (Tables)	5 Months Ended
Jan. 31, 2021
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Schedule of property and equipment

Property and equipment consists of the following (in thousands):

	Successor	Predecessor
	January 31, 2021	January 31, 2020
Computer equipment	$12,455	$80,483
Furniture and fixtures	1,894	3,046
Leasehold improvements	3,383	5,220
Construction in progress	—	18
	17,732	88,767
Less accumulated depreciation and amortization	(3,952)	(70,865)
	$13,780	$17,902